Investment Securities - Details of Long-term Investment Securities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Disclosure of financial assets [line items]
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 1,454,361	₩ 710,272
Sale of shares, amount of cash	₩ 46,065	234,683	₩ 371,816
Number of shares				41,157,506
Proceeds from issue of treasury stock		₩ 300,000
Kakao Co Ltd [member]
Disclosure of financial assets [line items]
Number of shares acquired for exercising the conversion rights	2,177,401
Number of shares	1,809,295	1,266,620
Consideration Paid		₩ 302,321
Proceeds from issue of treasury stock	₩ 300,000	300,000
Gain on settlement of derivatives	₩ 28,787
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Sale of shares, gain on disposal of long-term investment securities		₩ 30,073
Hana Financial Group Inc [member]
Disclosure of financial assets [line items]
Sale of shares, number of shares sold		6,109,000
Sale of shares, amount of cash		₩ 221,146